Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents
12.	Cash and cash equivalents

As of December 31, 2023, and 2022, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
Correspondent accounts with Central Bank of Russia (CBR)	3,025	—
Сash with banks and on hand	9,833	1,529
Short-term CBR deposits	27,100	—
Other short-term bank deposits	7,507	5,771
Less: Allowance for ECL	(3)	—
Total cash and cash equivalents	47,462	7,300

The Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis. During the year 2022 International rating agencies withdrew all ratings from Russian banks and financial organizations. Credit quality of cash and cash equivalents based on scale of Russian rating agencies are summarized as follows:

	As of	As of
	December 31,	December 31,
	2022	2023
	Stage 1	Stage 1
Cash on hand	48	—
Cash with CBR	30,136	—
Cash with banks rated ruA- and above	9,461	6,000
Cash with banks rated ruB- and above	5,913	1,083
Cash with banks having no rating	1,907	217
Total	47,465	7,300

12.Cash and cash equivalents (continued)

Cash with banks having no rating is represented by cash held with banks in such jurisdictions as Cyprus, Latvia and CIS.

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. The banks where cash is held were approved by the Board of Directors of the Group.

The Group holds cash and cash equivalents in different currencies and therefore is exposed to foreign currency risk. For more details regarding foreign currency sensitivity and risk management refer to Note 27.

	As of	As of
	December 31,	December 31,
	2022	2023
Russian ruble	39,980	862
Euro	735	2,519
US Dollar	2,230	2,594
Chinese Yuan	2,160	—
Others	2,357	1,325
Total	47,462	7,300